Goldman Sachs U.S. Equity Dividend and Premium Fund
Goldman Sachs U.S. Equity Dividend and Premium Fund—Summary
Investment Objective
The Goldman Sachs U.S. Equity Dividend and Premium Fund (the “Fund”) seeks to maximize income and total return.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 40 of this Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-126 of the Fund’s Statement of Additional Information (“SAI”).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Goldman Sachs U.S. Equity Dividend and Premium Fund		Class A	Class C	Institutional	Class IR
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.50%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	[1]	none	1.00%	none	none
[1]	A contingent deferred sales charge (“CDSC”) of 1% is imposed on Class C Shares redeemed within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Goldman Sachs U.S. Equity Dividend and Premium Fund		Class A	Class C	Institutional	Class IR
Management Fees		0.73%	0.73%	0.73%	0.73%
Distribution and/or Service (12b-1) Fees		0.25%	0.75%	none	none
Other Expenses		0.22%	0.47%	0.07%	0.22%
Service Fees		none	0.25%	none	none
All Other Expenses		0.22%	0.22%	0.07%	0.22%
Total Annual Fund Operating Expenses		1.20%	1.95%	0.80%	0.95%
Fee Waiver and Expense Limitation	[1]	(0.03%)	(0.03%)	(0.03%)	(0.03%)
Total Annual Fund Operating Expenses	[2]	1.17%	1.92%	0.77%	0.92%
[1]	The Investment Adviser has agreed to (i) waive a portion of its management fee payable by the Fund in an amount equal to any management fees it earns as an investment adviser to any of the affiliated funds in which the Fund invests, and (ii) reduce or limit "Other Expenses" (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees, taxes, interest, brokerage fees, shareholder meeting, litigation, indemnification and extraordinary expenses) to 0.014% of the Fund's average daily net assets. These arrangements will remain in effect through at least April 29, 2017, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees.
[2]	After Fee Waiver and Expense Limitation

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Class A, Class C, Institutional and/or Class IR Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class C, Institutional and/or Class IR Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver and expense limitation arrangements for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Assuming complete redemption at end of period
Expense Example - Goldman Sachs U.S. Equity Dividend and Premium Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A Shares	663	908	1,171	1,922
Class C Shares	295	610	1,050	2,273
Institutional Shares	79	253	442	987
Class IR Shares	94	300	523	1,164

Assuming no redemption
Expense Example, No Redemption	1 Year	3 Years	5 Years	10 Years
Goldman Sachs U.S. Equity Dividend and Premium Fund | Class C Shares | USD ($)	195	610	1,050	2,273

Portfolio Turnover
The Fund pays transaction costs when it buys and sells securities or instruments (i.e., “turns over” its portfolio). A high rate of portfolio turnover may result in increased transaction costs, including brokerage commissions, which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in annual fund operating expenses or in the expense example above, but are reflected in the Fund’s performance. The Fund’s portfolio turnover rate for the fiscal year ended December 31, 2015 was 39% of the average value of its portfolio.
Principal Strategy
The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in dividend-paying equity investments in large-cap U.S. issuers (including foreign issuers that are traded in the United States) with public stock market capitalizations within the range of the market capitalization of the S&P 500® Index at the time of investment. The Fund will seek to maintain risk, style, capitalization and industry characteristics similar to the S&P 500® Index. The Fund invests primarily in a diversified portfolio of common stocks of large-cap U.S. issuers represented in the S&P 500® Index.

The Fund uses a variety of quantitative techniques, in combination with a qualitative overlay, when selecting investments. The Investment Adviser may, in its discretion, make changes to its quantitative techniques, or use other quantitative techniques that are based on the Investment Adviser’s proprietary research.

The Fund seeks to generate additional cash flow and may reduce volatility by the sale of call options on the S&P 500® Index or other national or regional stock market indices (or related exchange-traded funds (“ETFs”)).

The Fund expects that, under normal circumstances, it will sell call options in an amount that is between 20% and 75% of the value of the Fund’s portfolio. As the seller of the call options, the Fund will receive cash (the “premium”) from the purchaser. If the purchaser exercises the option, the Fund pays the purchaser the difference between the price of the index and the exercise price of the option. The premium, the exercise price and the market price of the index determine the gain or loss realized by the Fund as the seller of the call option.

During periods in which the U.S. equity markets are generally unchanged or falling, or in a modestly rising market where the income from premiums exceeds the aggregate appreciation of the underlying index over its exercise price, a diversified portfolio receiving premiums from its call option writing strategy may outperform the same portfolio without such an options strategy. However, in rising markets where the aggregate appreciation of the underlying index over its exercise price exceeds the income from premiums, a portfolio with a call writing strategy could significantly underperform the same portfolio without the options.

The Fund uses a tax-advantaged style and seeks to balance investment and tax considerations, primarily by seeking to avoid or minimize any net short-term capital gains.

The Fund’s investments in fixed income securities are limited to cash equivalents.

The Fund’s primary benchmark index is the S&P 500® Index and the Fund’s secondary benchmark is the Barclays U.S. Aggregate Bond Index.
Principal Risks of the Fund
Loss of money is a risk of investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective. Investments in the Fund involve substantial risks which prospective investors should consider carefully before investing.

Investment Style Risk.  Different investment styles (e.g., “growth,” “value” or “quantitative”) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Fund employs a “quantitative” style, and may outperform or underperform other funds that invest in similar asset classes but employ different investment styles.

Large Shareholder Transactions Risk.  The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

Management Risk.  A strategy used by the Investment Adviser may fail to produce the intended results. The Investment Adviser attempts to execute a complex strategy for the Fund using proprietary quantitative models. Investments selected using these models may perform differently than expected as a result of the factors used in the models, the weight placed on each factor, changes from the factors’ historical trends, and technical issues in the construction and implementation of the models (including, for example, data problems and/or software issues). There is no guarantee that the Investment Adviser’s use of these quantitative models will result in effective investment decisions for the Fund. Additionally, commonality of holdings across quantitative money managers may amplify losses.

Market Risk.  The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.

Option Writing Risk.  Writing (selling) call options limits the opportunity to profit from an increase in the market value of stocks in exchange for up-front cash (the premium) at the time of selling the call option. In a rising market, the Fund could significantly underperform the market. Furthermore, the Fund’s call option writing strategies may not fully protect it against market declines because the Fund will continue to bear the risk of a decline in the value of its portfolio securities. In a sharply-falling equity market, the Fund will likely also experience sharp declines in its net asset value (“NAV”).

Stock Risk.  Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.

Tax-Managed Investment Risk. Because the Investment Adviser balances investment considerations and tax considerations, the pre-tax performance of the Fund may be lower than the performance of similar funds that are not tax-managed. Even though tax-managed strategies are being used, they may not reduce the amount of taxable income and capital gains distributed by the Fund to shareholders. A high percentage of the Fund’s NAV may consist of unrealized capital gains, which represent a potential future tax liability to shareholders.
Performance
The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Class A Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class C, Institutional and Class IR Shares compare to those of broad-based securities market indices. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling the appropriate phone number on the back cover of this Prospectus.

The bar chart (including “Best Quarter” and “Worst Quarter” information) does not reflect the sales loads applicable to Class A Shares. If the sales loads were reflected, returns would be less. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown.
TOTAL RETURN CALENDAR YEAR (CLASS A)

Best Quarter Q2 ’09 +15.44% Worst Quarter Q4 ’08 –21.13%
AVERAGE ANNUAL TOTAL RETURN For the period ended December 31, 2015
Average Annual Total Returns - Goldman Sachs U.S. Equity Dividend and Premium Fund		1 Year	5 Years	10 Years	Since Inception	Inception Date
Class A Shares		(3.51%)	8.96%	5.73%	5.75%	Aug. 31, 2005
Class A Shares | Returns After Taxes on Distributions		(4.81%)	7.62%	4.76%	4.79%	Aug. 31, 2005
Class A Shares | Returns After Taxes on Distributions and Sale of Fund Shares		(0.94%)	7.05%	4.60%	4.62%	Aug. 31, 2005
Class A Shares | S&P 500® Index (reflects no deduction for fees or expenses)		1.38%	12.56%	7.30%	7.35%	Aug. 31, 2005
Class A Shares | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees or expenses)	[1]	0.55%	3.25%	4.51%	4.32%	Aug. 31, 2005
Class C Shares		0.24%	9.37%	5.52%	5.52%	Aug. 31, 2005
Class C Shares | S&P 500® Index (reflects no deduction for fees or expenses)		1.38%	12.56%	7.30%	7.35%	Aug. 31, 2005
Class C Shares | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees or expenses)	[1]	0.55%	3.25%	4.51%	4.32%	Aug. 31, 2005
Institutional Shares		2.49%	10.64%	6.74%	6.74%	Aug. 31, 2005
Institutional Shares | S&P 500® Index (reflects no deduction for fees or expenses)		1.38%	12.56%	7.30%	7.35%	Aug. 31, 2005
Institutional Shares | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees or expenses)	[1]	0.55%	3.25%	4.51%	4.32%	Aug. 31, 2005
Class IR Shares		2.34%	10.47%		13.15%	Aug. 31, 2010
Class IR Shares | S&P 500® Index (reflects no deduction for fees or expenses)		1.38%	12.56%		15.72%	Aug. 31, 2010
Class IR Shares | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees or expenses)	[1]	0.55%	3.25%		2.81%	Aug. 31, 2010
[1]	The Barclays U.S. Aggregate Bond Index is an unmanaged index of bond prices. Maximizing income is part of the Fund's investment objective, and therefore the Investment Adviser believes that a comparison of the Fund's performance to that of this index is useful to investors.

The after-tax returns are for Class A Shares only. The after-tax returns for Class C, Institutional and Class IR Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.